Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) (Financial instruments measured at fair value on a non-recurring basis [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Single-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Impaired loans at Fair Value	$ 316	$ 57
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(8.33%)	2.30%
Multi-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Impaired loans at Fair Value	1,301	2,070
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(20.59%)	(32.70%)
Non-owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Impaired loans at Fair Value		1,806
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(7.30%)
Owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Impaired loans at Fair Value	234	1,244
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(12.21%)	(0.80%)
Land [Member] | Comparable sales approach [Member]
Impaired loans:
Impaired loans at Fair Value	629
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	1.44%
Commercial Segment [Member] | Income approach [Member]
Impaired loans:
Impaired loans at Fair Value		$ 121
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(10.00%)
Minimum [Member] | Single-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(17.67%)
Minimum [Member] | Multi-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(39.00%)
Minimum [Member] | Non-owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(12.20%)
Minimum [Member] | Owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(6.30%)
Minimum [Member] | Land [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	(8.59%)
Maximum [Member] | Single-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	2.35%
Maximum [Member] | Multi-family residential [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		(27.10%)
Maximum [Member] | Non-owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		16.70%
Maximum [Member] | Owner occupied [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions		0.50%
Maximum [Member] | Land [Member] | Comparable sales approach [Member]
Impaired loans:
Fair Value Inputs, Adjustment for differences between the comparable market transactions	8.10%